Employee Future Benefits - Summary of Cash Payments (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	CAD 160	CAD 175
Pension plans [Member] | Defined benefit plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	85	106
Pension plans [Member] | Defined contribution plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	75	CAD 69
Retiree welfare plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	12
Retiree welfare plans [Member] | Defined benefit plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	CAD 12